Summary of significant accounting policies - Schedule of Useful Lives of Amortization (Details)	12 Months Ended
Dec. 31, 2024
Software | Bottom of range
Disclosure of summary of significant accounting policies [Line Items]
Useful lives of amortization	3 years
Software | Top of range
Disclosure of summary of significant accounting policies [Line Items]
Useful lives of amortization	10 years
Customer relationships
Disclosure of summary of significant accounting policies [Line Items]
Useful lives of amortization	7 years
Intellectual property rights
Disclosure of summary of significant accounting policies [Line Items]
Useful lives of amortization	10 years